UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06471
Invesco Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code:
 (713)
626-1919

Date of fiscal year end:
 February 28
Date of reporting period:
 August 31, 2025

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2025
Invesco Trust for Investment Grade Municipals
NYSE:
VGM

2	Trust Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

21	Financial Statements

25	Financial Highlights

26	Notes to Financial Statements

31	Approval of Investment Advisory and Sub-Advisory Contracts

33	Proxy Results

Unless otherwise noted, all data is provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/25 to 8/31/25
Trust at NAV	-5.90%
Trust at Market Value	-3.13
S&P Municipal Bond Index ▼ (Broad Market Index)	-0.96
S&P Municipal Bond 5+ Year Investment Grade Index ▼ (Style-Specific Index)	-1.73
Market Price Discount to NAV as of 8/31/25	-4.60

Source(s): ▼ RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
 The
S&P Municipal Bond 5+ Year Investment Grade Index
seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
 The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2025, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume
of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Trust for Investment Grade Municipals

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.
∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting
invesco.com/closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your
non-certificated
whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco Trust for Investment Grade Municipals

Schedule of Investments
August 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–155.21% (a)
Alabama–2.83%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 245	$ 215,427
Black Belt Energy Gas District (The); Series 2023 B, RB (b)	5.25%	12/01/2030	1,445	1,559,915
Energy Southeast, A Cooperative District; Series 2024 B, RB (b)	5.25%	06/01/2032	1,030	1,106,395
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $2,200,715) (c)(d)	5.50%	01/01/2043	2,525	1,805,375
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,815	3,871,831
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB (b)	4.00%	12/01/2031	1,520	1,514,400
Series 2024 A, RB	5.00%	11/01/2035	1,705	1,764,619
Series 2025 A, RB (b)	5.00%	06/01/2035	1,125	1,156,393
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB (b)	5.50%	12/01/2029	1,430	1,532,743
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	835	817,050
				15,344,148

Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	425	342,771

Arizona–3.20%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	82	79,843
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB (e)	5.00%	07/01/2039	1,215	1,153,846
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB (e)	5.00%	07/01/2049	500	432,116
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB (e)	5.00%	12/15/2040	255	238,300
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2048	1,000	989,995
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS-BAM) (f)(g)	5.00%	07/01/2046	3,070	3,106,076
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,170	1,068,590
Series 2017, Ref. RB	5.00%	11/15/2045	905	626,698
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2049	230	209,136
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB (e)	5.00%	06/15/2052	365	315,080
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	1,215	1,080,875
Salt River Project Agricultural Improvement & Power District; Series 2025, RB (g)	5.00%	01/01/2048	3,440	3,525,227
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	4,305	4,503,575
				17,329,357

Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	630	604,523

California–14.45%
Bay Area Toll Authority; Series 2023 A, VRD Ref. RB (LOC - Barclays Bank PLC) (h)(i)	1.60%	04/01/2055	4,000	4,000,000
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (j)	0.00%	08/01/2028	1,250	1,174,377
California (State of); Series 2020, GO Bonds (INS -BAM) (f)	3.00%	11/01/2050	1,695	1,217,941
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB (b)	5.00%	04/01/2032	1,505	1,608,198
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (j)	0.00%	06/01/2055	11,260	1,010,721
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	15	14,491
Series 2020 B-2, Ref. RB (j)	0.00%	06/01/2055	1,700	298,873
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,265	3,527,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	$ 5	$ 4,416
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,042	4,041,980
Series 2023-1, RB	4.38%	09/20/2036	838	841,371
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB (e)	5.00%	06/01/2048	170	154,149
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,365	1,391,274
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (k)	5.00%	12/31/2036	1,700	1,713,567
Series 2018 A, RB (k)	5.00%	12/31/2047	2,055	1,962,300
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $256,792) (d)(e)	5.00%	08/01/2039	255	206,865
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB (e)(k)	5.00%	07/01/2027	560	562,727
Series 2012, RB (e)(k)	5.00%	07/01/2030	225	225,945
Series 2012, RB (e)(k)	5.00%	07/01/2037	2,340	2,340,642
Series 2012, RB (e)(k)	5.00%	11/21/2045	2,730	2,592,400
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (e)	5.25%	12/01/2056	1,025	935,766
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB (b)	5.00%	09/01/2032	1,075	1,152,649
Series 2024, RB (b)	5.00%	10/01/2032	1,290	1,371,278
California Health Facilities Financing Authority; Series 2025, RB (g)(l)	5.00%	08/15/2051	4,470	4,556,133
California State University; Series 2019 A, RB (g)	5.00%	11/01/2049	2,160	2,171,939
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,355	2,029,375
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB (e)	3.13%	08/01/2056	850	602,569
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	500	496,681
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	885	769,317
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB (j)	0.00%	06/01/2066	1,570	146,272
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018, Ref. RB (k)	5.00%	05/15/2043	1,250	1,241,498
Los Angeles County Public Works Financing Authority;
Series 2025, RB (g)	5.25%	12/01/2050	2,120	2,209,623
Series 2025, RB (g)	5.25%	12/01/2054	785	816,477
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI) (f)	5.00%	08/01/2050	1,260	1,267,509
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	750	794,656
Series 2009 B, RB	6.50%	11/01/2039	595	707,236
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (m)	6.25%	08/01/2043	2,055	1,974,632
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM) (f)	4.25%	08/01/2053	3,125	2,797,883
Pittsburg Unified School District (Election of 2018); Series 2023 D, GO Bonds (INS - AGI) (f)	4.25%	08/01/2049	3,000	2,803,607
Regents of the University of California Medical Center;
Series 2022 P, RB (g)(l)	4.00%	05/15/2053	5,545	4,706,596
Series 2022 P, RB	3.50%	05/15/2054	2,060	1,582,225
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM) (f)	4.00%	08/01/2048	1,255	1,117,556
San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	2,100	1,842,388
San Diego County Regional Airport Authority; Series 2025, RB (g)(k)	5.00%	07/01/2048	2,580	2,553,799
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016, RB (k)	5.00%	05/01/2046	3,000	2,948,305
Series 2019 E, RB (k)	5.00%	05/01/2038	690	700,342
Series 2019 E, RB (k)	5.00%	05/01/2050	2,400	2,345,612
Series 2021 A, Ref. RB (k)	5.00%	05/01/2036	620	647,479
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (j)	0.00%	06/01/2041	3,560	1,236,373
Tender Option Bond Trust Receipts/Certificates; Series 2025, GO Bonds (e)	10.31%	03/01/2055	860	974,920
				78,390,020

Colorado–6.85%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (f)	4.50%	12/01/2058	2,440	2,188,678

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	$850	$ 771,463
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	903,826
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM) (f)	5.38%	12/01/2053	635	653,959
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB (e)	5.00%	12/01/2047	1,715	1,596,242
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	680	625,988
Series 2022, RB	6.50%	12/01/2053	600	618,389
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	760	640,590
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,740	1,740,722
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,408,835
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	911,920
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds (e)	5.00%	04/01/2035	1,280	1,360,453
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	453,514
Denver (City & County of), CO;
Series 2018 A, Ref. RB (k)	5.00%	12/01/2048	1,795	1,752,640
Series 2018 A, Ref. RB (k)	5.25%	12/01/2048	1,650	1,651,073
Series 2018 A-2, RB (j)	0.00%	08/01/2033	2,300	1,676,070
Series 2025, RB (g)(k)	5.00%	11/15/2047	2,545	2,515,241
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	389,862
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	2,015	1,985,476
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	773	641,162
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (f)	5.00%	12/01/2053	585	596,097
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	765	781,765
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	647,782
Parkdale Community Authority; Series 2025, Ref. RB (INS - AGI) (f)	5.50%	12/01/2055	1,000	1,016,297
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	387,813
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI) (f)	4.75%	12/01/2054	1,255	1,154,244
Severance Shores Metropolitan District No. 4; Series 2025, Ref. GO Bonds	5.75%	12/01/2054	2,000	2,052,289
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	855	850,305
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI) (f)	4.63%	12/01/2054	500	446,090
Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI) (f)	4.75%	12/01/2054	850	780,578
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	600	568,709
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,500	1,494,190
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	505	368,979
Series 2021 A-2, RB (m)	4.50%	12/01/2041	2,105	1,489,499
				37,120,740

District of Columbia–2.76%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	695	624,611
District of Columbia Water & Sewer Authority; Series 2025 C, VRD RB (h)	2.45%	10/01/2060	2,700	2,700,000
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,405	2,898,620
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB (k)	5.00%	10/01/2042	1,475	1,477,249
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,413,496
Series 2021 A, Ref. RB (k)	4.00%	10/01/2041	1,425	1,282,809
Washington Metropolitan Area Transit Authority Dedicated Revenue;
Series 2025, RB (g)(l)	5.25%	07/15/2053	2,220	2,277,605
Series 2025, RB (g)(l)	5.25%	07/15/2055	2,225	2,286,995
				14,961,385

Florida–14.05%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000) (d)(e)	5.00%	11/15/2061	1,075	764,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	$515	$ 417,139
Broward (County of), FL;
Series 2019 A, RB (k)	4.00%	10/01/2049	770	637,436
Series 2022 A, RB	4.00%	10/01/2047	3,720	3,346,307
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,580	2,136,067
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM) (f)	5.60%	03/01/2048	1,260	1,318,672
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB (g)	5.25%	10/01/2054	4,310	4,423,728
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	2,550	2,525,323
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2024, RB	5.25%	12/01/2054	1,500	1,531,595
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,230	1,221,793
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (b)(e)(k)	12.00%	07/15/2028	790	489,800
Series 2024, Ref. RB (INS - AGI) (f)(k)	5.00%	07/01/2044	1,895	1,816,453
Series 2024, Ref. RB (INS - AGI) (f)(k)	5.25%	07/01/2053	2,955	2,810,339
Series 2024, Ref. RB (k)	5.50%	07/01/2053	850	701,878
Fort Lauderdale (City of), FL; Series 2024, RB (g)	5.50%	09/01/2053	2,565	2,714,738
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,520	1,606,652
Gainesville (City of), FL;
Series 2012 B, Ref. VRD RB (h)	3.95%	10/01/2042	2,085	2,085,000
Series 2019 A, RB (b)(n)	5.00%	10/01/2029	5	5,485
Gramercy Farms Community Development District; Series 2011, Ref. RB	6.75%	05/01/2039	79	74,834
Greater Orlando Aviation Authority;
Series 2017 A, RB (k)	5.00%	10/01/2052	1,805	1,763,607
Series 2019 A, RB (k)	4.00%	10/01/2044	2,250	1,944,969
Series 2024, RB (k)	5.25%	10/01/2048	1,705	1,733,852
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,620	1,649,636
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (k)	5.00%	10/01/2048	2,585	2,541,413
Hillsborough County Industrial Development Authority; Series 2025, RB (g)	5.50%	11/15/2054	3,410	3,547,164
JEA Water & Sewer System Revenue; Series 2025, RB (g)	5.25%	10/01/2055	1,705	1,754,071
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	715	689,313
Series 2020 A, Ref. RB	5.75%	08/15/2050	290	266,579
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,070	966,028
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,175	1,183,849
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB (k)	5.00%	10/01/2040	1,375	1,378,487
Series 2021, RB	4.00%	10/01/2048	3,375	2,914,421
Series 2022 A, Ref. RB (k)	5.25%	10/01/2052	1,325	1,315,705
Series 2023 A, Ref. RB (k)	5.00%	10/01/2047	855	831,533
Series 2025 A, RB (k)	5.50%	10/01/2055	450	461,947
Series 2025, RB (g)	5.00%	07/01/2052	2,390	2,428,870
Subseries 2021 A-2, Ref. RB (INS - AGI) (f)	4.00%	10/01/2049	2,565	2,232,795
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	5,630	5,619,800
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	2,705	2,733,299
Osceola (County of), FL;
Series 2020 A-2, Ref. RB (j)	0.00%	10/01/2050	2,000	464,901
Series 2020 A-2, Ref. RB (j)	0.00%	10/01/2052	460	95,063
Series 2020 A-2, Ref. RB (j)	0.00%	10/01/2053	455	88,450
Series 2020 A-2, Ref. RB (j)	0.00%	10/01/2054	390	71,300
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center); Series 2025, RB	5.75%	11/01/2050	1,665	1,696,548
Reunion East Community Development District; Series 2005, RB (c)	5.80%	05/01/2036	348	3
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,365	1,111,111
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	855	713,076
Sterling Hill Community Development District; Series 2003 A, RB (o)(p)	6.20%	05/01/2035	1,149	505,653
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,313,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tampa (City of), FL; Series 2020 A, RB (j)	0.00%	09/01/2049	$5,790	$ 1,538,413
				76,183,471

Georgia–2.63%
Atlanta (City of), GA (Green Bonds); Series 2023, RB (k)	5.25%	07/01/2044	1,170	1,196,940
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	3,405	3,069,156
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,110	1,115,563
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	991,748
Main Street Natural Gas, Inc.;
Series 2021 C, RB (b)	4.00%	12/01/2028	1,260	1,278,436
Series 2022 C, RB (b)(e)	4.00%	11/01/2027	1,285	1,284,211
Series 2023 B, RB (b)	5.00%	03/01/2030	1,820	1,928,106
Series 2024 B, RB (b)	5.00%	03/01/2032	1,720	1,846,904
Series 2024 E, RB (b)	5.00%	12/01/2032	1,450	1,552,432
				14,263,496

Hawaii–1.35%
Hawaii (State of);
Series 2025 B, RB	5.00%	07/01/2049	1,255	1,282,301
Series 2025, RB (g)(k)	5.50%	07/01/2054	1,915	1,981,069
State of Hawaii Department of Budget & Finance; Series 2025, RB (g)	5.50%	07/01/2052	3,895	4,076,748
				7,340,118

Idaho–0.90%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	360	332,255
Series 2017 A, Ref. RB	5.25%	11/15/2037	505	430,636
Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	507,185
Idaho Housing & Finance Association; Series 2025, RB (g)	5.00%	08/15/2049	3,540	3,598,211
				4,868,287

Illinois–4.04%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,106,741
Series 2025 A, GO Bonds	6.00%	01/01/2050	370	377,054
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,495	1,488,868
Series 2024 A, RB (k)	5.50%	01/01/2059	2,145	2,184,996
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	748,411
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	830	697,818
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS -BAM) (f)	4.00%	01/01/2042	1,250	1,093,325
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	930	937,201
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	282,873
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,361,023
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,324,204
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,782,627
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (k)	8.00%	06/01/2032	370	370,431
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $62,218) (d)	5.00%	11/01/2040	60	41,550
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,046,128) (d)	5.00%	11/01/2049	1,245	862,163
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,140	4,021,509
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,390	990,050
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI) (f)	5.25%	06/15/2031	1,235	1,237,338
				21,908,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–1.56%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM) (f)	5.63%	07/15/2053	$2,535	$ 2,717,557
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,510	2,126,296
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	159,339
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB (k)	5.75%	08/01/2042	245	245,025
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	815	833,651
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,680	1,730,119
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB (b)(k)	4.40%	06/10/2031	630	652,066
				8,464,053

Iowa–0.87%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	635	424,721
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	2,285	2,182,695
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2049	305	245,491
PEFA, Inc.; Series 2019, RB (b)	5.00%	09/01/2026	1,835	1,866,620
				4,719,527

Kentucky–1.19%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB (e)(k)	4.70%	01/01/2052	685	606,871
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI) (f)	5.00%	12/01/2047	540	533,894
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,130	1,130,368
Series 2015 A, RB	5.00%	07/01/2040	1,005	1,005,006
Series 2015 A, RB	5.00%	01/01/2045	1,365	1,343,118
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB (b)	5.25%	02/01/2032	1,720	1,853,396
				6,472,653

Louisiana–1.01%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (e)	3.90%	11/01/2044	770	640,271
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB (k)	5.50%	09/01/2059	2,650	2,578,547
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,705	1,770,700
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI) (f)	5.00%	10/01/2048	505	501,062
				5,490,580

Maryland–1.09%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	399	401,211
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	891,625
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,035	1,016,751
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	415	331,412
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,030	1,044,332
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB (k)	5.25%	06/30/2052	1,565	1,487,666
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	757,048
				5,930,045

Massachusetts–2.13%
Massachusetts (Commonwealth of); Series 2024, RB (g)	5.00%	06/01/2053	4,670	4,711,860
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds); Series 2024 B, RB	5.25%	07/01/2054	3,000	3,111,466
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,470	1,410,419
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB (b)(n)	5.00%	07/15/2030	235	260,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB (k)	5.00%	07/01/2040	$1,000	$ 1,007,960
Series 2021 E, RB (k)	5.00%	07/01/2046	1,075	1,065,894
				11,567,900

Michigan–4.52%
Academy of Warren; Series 2020 A, RB (e)	5.50%	05/01/2050	250	214,937
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	687,971
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	690	564,915
Lansing (City of), MI; Series 2024, RB (g)	5.25%	07/01/2054	3,720	3,860,975
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,425	3,508,818
Series 2024, RB (g)	5.50%	11/15/2049	3,170	3,352,904
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	300	297,994
Series 2020, Ref. RB	5.00%	06/01/2045	495	439,946
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2046	2,130	2,089,101
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB (b)(k)	4.00%	10/01/2026	3,170	3,153,370
Michigan State Housing Development Authority; Series 2025, RB (g)	5.10%	10/01/2053	1,985	1,990,916
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, RB	5.50%	12/01/2050	3,000	3,145,136
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2017 B, RB (k)	5.00%	12/01/2047	1,250	1,228,827
				24,535,810

Minnesota–0.77%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	252,199
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	399,249
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	615	607,525
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	2,120	2,116,028
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	477,485
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	299,394
				4,151,880

Mississippi–0.28%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM) (f)	5.25%	03/01/2055	850	856,956
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,135	679,170
				1,536,126

Missouri–2.35%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,299,236
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (k)	5.00%	03/01/2046	4,815	4,702,917
Series 2019 B, RB (INS - AGI) (f)(k)	5.00%	03/01/2049	765	752,532
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	435,722
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	335	308,320
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2024, RB (CEP - GNMA)	4.60%	11/01/2049	1,715	1,629,911
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,885	1,883,475
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB (e)	6.00%	10/01/2049	780	736,235
				12,748,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–1.82%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	$3,815	$ 3,885,215
Central Plains Energy Project (No. 5); Series 2022-1, RB (b)	5.00%	10/01/2029	860	905,628
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,500	1,420,081
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,070	1,084,618
Omaha Public Power District; Series 2025, RB (g)(l)	5.25%	02/01/2053	2,525	2,593,782
				9,889,324

Nevada–1.44%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds (g)	5.00%	07/01/2053	5,405	5,468,579
Las Vegas Valley Water District; Series 2025, GO Bonds (g)	5.25%	06/01/2055	1,200	1,244,398
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB (b)(e)(k)	9.50%	01/01/2033	1,025	942,452
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB (e)	2.75%	06/15/2028	135	132,689
				7,788,118

New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	297	295,639
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,634	1,586,678
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,040	994,228
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP -GNMA)	4.80%	07/01/2043	1,090	1,072,769
Series 2023 D, RB (CEP -GNMA)	5.13%	07/01/2053	1,045	1,051,296
				5,000,610

New Jersey–2.84%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (k)	5.25%	09/15/2029	325	325,339
Series 2012, RB (k)	5.75%	09/15/2027	350	350,698
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (k)	5.13%	01/01/2034	1,250	1,251,718
Series 2013, RB (k)	5.38%	01/01/2043	2,620	2,621,276
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,910	3,369,211
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,270	1,322,064
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,990	2,884,976
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,710	1,694,923
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,655	1,593,204
				15,413,409

New York–21.42%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.) (e)(i)(k)	5.25%	12/31/2033	400	401,035
Empire State Development Corp; Series 2025, RB (g)	5.00%	03/15/2050	3,820	3,846,366
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,244,024
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	519,299
Series 2020 A-1, RB (INS - AGI) (f)	4.00%	11/15/2041	1,185	1,077,020
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,360,796
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB (k)	4.00%	07/15/2060	2,390	1,898,570
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,675	1,686,627
New York (City of), NY;
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,263,316
Series 2025, RB (g)	5.25%	04/01/2047	1,535	1,570,767
Subseries 2017 B-5, VRD GO Bonds (h)	2.25%	10/01/2046	1,160	1,160,000
Subseries 2022 D-1, GO Bonds (g)	5.25%	05/01/2039	1,320	1,409,519
Subseries 2022 D-1, GO Bonds (g)	5.25%	05/01/2041	2,500	2,623,800
New York (City of), NY Municipal Water Finance Authority; Series 2020 BB-1, RB	4.00%	06/15/2050	1,705	1,475,209

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2018, VRD RB (h)	2.45%	08/01/2042	$5,000	$ 5,000,000
Series 2019 B-1, RB	4.00%	11/01/2045	875	766,812
Series 2023 F-1, RB	4.00%	02/01/2051	2,585	2,237,732
Series 2024 B, RB	4.38%	05/01/2053	2,235	2,053,385
New York (State of) Dormitory Authority; Series 2018 E, RB (g)	5.00%	03/15/2046	5,850	5,936,059
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,710	3,172,942
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI) (f)	5.50%	10/01/2054	340	347,306
New York (State of) Housing Finance Agency (Green Bonds); Series 2023 E-1, RB	4.75%	11/01/2048	1,840	1,794,594
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	3,740	3,342,021
Series 2020, RB (g)	4.00%	11/15/2055	4,265	3,603,446
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI) (f)	5.00%	11/15/2053	1,775	1,789,018
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,505	4,706,653
Series 2019 B, RB (INS - AGI) (f)	4.00%	01/01/2050	2,670	2,301,545
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,535	2,244,078
New York (State of), NY Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	1,290	1,239,003
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	290	224,291
Series 2010 A, RB (e)	6.25%	06/01/2041	1,277	1,200,200
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,060,766
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB (e)	5.00%	11/15/2044	5,880	5,714,246
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	1,705	1,509,724
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB (k)	5.00%	08/01/2026	380	380,011
Series 2016, Ref. RB (k)	5.00%	08/01/2031	1,360	1,360,012
Series 2020, Ref. RB (k)	5.25%	08/01/2031	415	425,438
Series 2020, Ref. RB (k)	5.38%	08/01/2036	965	986,026
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB (k)	5.00%	01/01/2033	2,145	2,178,739
Series 2018, RB (k)	5.00%	01/01/2034	2,375	2,406,853
Series 2018, RB (k)	5.00%	01/01/2036	1,910	1,925,385
Series 2020, RB (k)	5.00%	10/01/2035	250	253,634
Series 2020, RB (k)	4.38%	10/01/2045	1,195	1,037,990
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (k)	5.38%	06/30/2060	2,205	2,093,673
Series 2024, RB (k)	5.50%	06/30/2054	1,580	1,533,341
Series 2024, RB (k)	5.50%	06/30/2060	1,635	1,573,654
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (k)	5.50%	06/30/2059	1,715	1,719,618
Series 2025, RB (k)	6.00%	06/30/2059	1,715	1,756,120
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (k)	5.00%	07/01/2046	3,310	3,135,181
Series 2016 A, RB (k)	5.25%	01/01/2050	1,810	1,723,238
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB (k)	5.00%	12/01/2036	1,005	1,048,299
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (k)	5.50%	12/31/2060	70	67,772
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB (k)	5.00%	12/01/2038	610	620,421
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,700	1,721,415
Triborough Bridge & Tunnel Authority;
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,775	1,782,758
Series 2025, RB (g)	5.50%	11/15/2053	2,765	2,910,678

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2054	$765	$ 762,415
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	510	531,042
Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2025, RB (g)	5.25%	05/15/2062	5,360	5,482,108
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	1,967,631
				116,163,621

North Carolina–0.35%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	970	969,504
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI) (f)(j)	0.00%	01/01/2052	3,500	915,673
				1,885,177

North Dakota–0.35%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,200	1,089,998
Series 2017 C, RB	5.00%	06/01/2053	925	827,109
				1,917,107

Ohio–7.38%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,695	2,721,501
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,190	3,379,598
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,900	7,201,065
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	1,255	1,267,575
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (k)	5.38%	09/15/2027	815	815,502
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (e)	5.00%	06/01/2028	485	491,373
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB (k)	5.50%	01/01/2050	2,875	2,943,664
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,190	1,130,087
Series 2017, Ref. RB	5.50%	02/15/2057	865	814,577
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI) (f)	5.25%	12/01/2054	995	1,002,738
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,380	1,414,431
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,685	1,715,815
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	3,415	3,211,869
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,120,475) (c)(d)(e)	6.00%	04/01/2038	1,143	14,288
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,935	1,783,327
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,555	2,097,652
Ohio State University (The); Series 2023, VRD Ref. RB (h)	2.65%	06/01/2043	8,000	8,000,000
				40,005,062

Oklahoma–1.77%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,860	3,683,881
Oklahoma (State of) Turnpike Authority;
Series 2023, RB	5.50%	01/01/2053	1,205	1,255,295
Series 2025 A, RB	5.25%	01/01/2050	1,290	1,330,906
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	905	783,007
Oklahoma Turnpike Authority; Series 2025, RB (g)	5.25%	01/01/2050	1,500	1,547,566
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB (k)	5.50%	06/01/2035	345	344,988
Series 2001 C, Ref. RB (k)	5.50%	12/01/2035	650	649,977
				9,595,620

Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB (e)	6.00%	10/05/2040	827	812,327

Oregon–0.99%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	510	455,362
Oregon (State of); Series 2019, GO Bonds (g)(l)	5.00%	08/01/2044	3,410	3,442,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB (k)	5.50%	07/01/2053	$1,455	$ 1,489,379
				5,387,573

Pennsylvania–3.18%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI) (f)(k)	5.50%	01/01/2048	1,395	1,430,801
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	855	738,867
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM) (f)(j)	0.00%	10/01/2036	700	414,582
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	760,665
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	525	516,909
Series 2021, RB	5.00%	11/01/2051	695	675,518
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB (k)	5.25%	06/30/2053	2,055	1,976,800
Series 2022, RB (INS - AGI) (f)(k)	5.00%	12/31/2057	1,025	979,132
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	685	646,877
Series 2023 A-2, RB	4.00%	05/15/2048	555	469,903
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,010	1,023,123
Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,036,557
Series 2021 A, RB	4.00%	12/01/2050	935	777,466
Philadelphia (City of), PA; Series 2017 B, Ref. RB (k)	5.00%	07/01/2047	1,380	1,348,016
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,705	1,728,020
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB (e)	5.00%	06/15/2050	405	355,973
Philadelphia (City of), PA Authority for Industrial Development (University of the Sciences); Series 2017, RB	5.00%	11/01/2047	1,220	1,150,077
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB (e)	11.43%	12/01/2055	1,060	1,191,155
				17,220,441

Puerto Rico–5.30%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,140	2,167,882
Series 2002, RB	5.63%	05/15/2043	1,520	1,543,839
Series 2005 A, RB (j)	0.00%	05/15/2050	6,050	1,168,062
Series 2005 B, RB (j)	0.00%	05/15/2055	2,600	290,205
Series 2008 A, RB (j)	0.00%	05/15/2057	19,290	945,960
Series 2008 B, RB (j)	0.00%	05/15/2057	38,355	1,030,580
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,195	1,235,917
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,280	1,227,359
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,000	928,854
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	615	535,476
Subseries 2022, RN (j)	0.00%	11/01/2043	122	76,358
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI) (f)	5.25%	07/01/2031	2,025	2,045,439
Series 2007 VV, Ref. RB (INS - NATL) (f)	5.25%	07/01/2032	1,210	1,209,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (j)	0.00%	07/01/2027	$325	$ 306,096
Series 2018 A-1, RB (j)	0.00%	07/01/2029	1,525	1,339,049
Series 2018 A-1, RB (j)	0.00%	07/01/2033	2,495	1,827,270
Series 2018 A-1, RB (j)	0.00%	07/01/2046	8,440	2,667,525
Series 2018 A-1, RB (j)	0.00%	07/01/2051	11,005	2,568,740
Series 2018 A-1, RB	4.75%	07/01/2053	1,905	1,710,744
Series 2018 A-1, RB	5.00%	07/01/2058	2,180	1,999,623
Series 2019 A-2, RB	4.33%	07/01/2040	1,250	1,159,303
Series 2019 A-2, RB	4.78%	07/01/2058	860	759,746
				28,743,287

Rhode Island–0.60%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,105,376
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,210	2,124,894
				3,230,270

South Carolina–1.80%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB (b)	5.25%	08/01/2031	2,020	2,153,139
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	630	629,993
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	515	529,198
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	6,375	6,439,859
				9,752,189

South Dakota–0.98%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,080	2,048,980
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,030	1,027,235
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP -GNMA)	4.90%	11/01/2043	1,100	1,092,006
Series 2023 G, RB (CEP -GNMA)	5.13%	05/01/2049	1,140	1,145,228
				5,313,449

Tennessee–3.55%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,275	1,243,740
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	2,405	2,416,672
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,835	1,877,903
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,125	1,843,451
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB (g)	6.00%	12/01/2054	2,985	3,224,341
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,235	2,752,242
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB (k)	5.00%	07/01/2043	1,245	1,227,871
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB (k)	5.00%	07/01/2054	965	936,264
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,013,713
Tennessee Energy Acquisition Corp.; Series 2021 A, RB (b)	5.00%	11/01/2031	2,555	2,709,292
				19,245,489

Texas–17.70%
Aubrey Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2052	1,455	1,246,252
Austin (City of), TX; Series 2022, RB (k)	5.25%	11/15/2047	1,200	1,206,481
Austin Community College District; Series 2025, GO Bonds (g)	5.25%	08/01/2055	2,520	2,582,983
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.25%	02/15/2053	1,150	1,019,923
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	985	975,557
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB (g)(l)	5.50%	02/01/2050	1,265	1,321,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	$1,235	$ 1,079,466
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	1,625	1,601,702
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,030	922,834
County of Harris TX Toll Road Revenue; Series 2025, RB (g)(l)	5.25%	08/15/2054	3,785	3,916,190
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,720	1,532,713
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,325	3,815,249
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,100	2,681,578
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI) (f)	4.00%	10/01/2049	1,815	1,559,710
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM) (f)	4.38%	10/01/2053	350	310,212
Series 2023, RB (INS - AGI) (f)	4.25%	10/01/2053	1,455	1,260,850
Series 2024, RB (INS - BAM) (f)	4.38%	10/01/2054	1,010	899,656
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI) (f)(k)	5.25%	07/01/2048	1,765	1,790,308
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB (k)	5.50%	07/15/2038	425	443,884
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB (k)	4.00%	07/01/2041	600	515,353
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB (k)	5.00%	07/15/2028	505	515,618
Jarrell Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.25%	02/15/2053	1,420	1,288,866
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2053	1,675	1,686,054
Series 2023, GO Bonds	4.00%	02/15/2053	1,890	1,628,903
Series 2025, GO Bonds (INS - AGI) (f)(g)(l)	5.50%	02/15/2058	3,625	3,777,722
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,083,317
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,195	1,238,503
Mansfield Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund) (g)	5.25%	02/15/2055	1,885	1,948,813
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (e)(k)	4.63%	10/01/2031	3,150	3,146,716
New Hope Cultural Education Facilities Finance Corp; Series 2025, RB (g)	5.50%	08/15/2049	3,405	3,561,497
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $66,616) (c)(d)	7.50%	11/15/2037	75	58,614
Series 2021, RB (Acquired 07/27/2007-05/15/2025; Cost $1,864,165) (c)(d)	2.00%	11/15/2061	1,955	498,099
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	815,103
Series 2016, Ref. RB	5.00%	07/01/2046	665	582,402
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI) (f)	5.00%	04/01/2046	535	526,575
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,475	1,475,073
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB (e)	4.00%	08/15/2051	1,030	764,418
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	482,170
Series 2017, Ref. RB	5.00%	01/01/2047	630	573,738
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	1,015,780
Series 2018, Ref. RB	5.00%	10/01/2031	600	600,921
Series 2020, RB	5.25%	10/01/2055	2,295	1,960,679
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,120	3,088,861
Northwest Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	655	660,792
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	865	909,094
Series 2025, RB (g)	5.25%	02/01/2046	1,325	1,369,481
San Antonio (City of), TX Water System; Series 2024 A, VRD GO Bonds (h)	2.40%	05/01/2054	6,000	6,000,000
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	820	743,353
Series 2023, GO Bonds	4.25%	08/15/2053	2,315	2,027,208
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	3,070	2,968,216
Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,208,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $2,003,663) (c)(d)	6.38%	02/15/2048	$1,985	$ 1,290,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	76,010
Series 2020, Ref. RB	6.75%	11/15/2051	85	71,084
Series 2020, Ref. RB	6.88%	11/15/2055	85	71,240
Texas (State of) Transportation Commission; Series 2019, RB (j)	0.00%	08/01/2042	2,290	964,239
Texas (State of) Water Development Board;
Series 2022, RB (g)	5.00%	10/15/2047	3,405	3,461,608
Series 2023 A, RB	4.88%	10/15/2048	2,535	2,560,248
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,880	1,925,817
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB (k)	5.50%	06/30/2041	1,600	1,642,827
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,468
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	2,520	2,189,293
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM) (f)	4.00%	02/15/2053	3,420	2,843,612
				95,992,985

Utah–2.23%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds (e)	4.00%	03/01/2051	500	383,969
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI) (g)(l)	5.50%	06/01/2050	1,930	2,022,183
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	384,289
Salt Lake City (City of), UT;
Series 2021 A, RB (k)	5.00%	07/01/2046	855	844,507
Series 2023 A, RB (k)	5.50%	07/01/2053	2,960	3,035,695
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,070	1,793,717
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,065	933,852
Utah Housing Corp; Series 2025, RB (CEP -GNMA) (g)	4.90%	01/01/2049	1,585	1,553,892
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,135	1,139,997
				12,092,101

Virginia–2.51%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,160	1,851,426
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI) (f)	5.25%	07/01/2048	1,695	1,720,881
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (e)	5.00%	09/01/2045	510	476,968
Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.88%	07/01/2048	1,000	990,996
Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,185	1,201,947
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB (k)	5.00%	12/31/2047	1,435	1,375,681
Series 2022, Ref. RB (k)	5.00%	12/31/2057	815	765,358
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB (k)	5.00%	12/31/2049	1,190	1,124,333
Series 2017, RB (k)	5.00%	12/31/2056	4,405	4,077,418
				13,585,008

Washington–3.37%
City of Seattle WA Municipal Light & Power Revenue; Series 2025, RB (g)	5.00%	07/01/2052	5,000	5,046,429
Grant (County of), WA; Series 2025, GO Bonds (INS -BAM) (f)	5.50%	12/01/2055	2,100	2,202,183
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,830	2,475,821
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	865	884,741
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,555	3,423,251
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,670	1,631,953
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB (e)	5.00%	07/01/2046	440	380,673
Series 2016 A, Ref. RB (e)	5.00%	07/01/2051	365	307,160
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,187	1,121,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)
Washington State Housing Finance Commission; Series 2025, RB (INS -BAM) (e)(f)	5.25%	07/01/2064	$850	$814,691

				18,288,131

West Virginia–0.46%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (e)	7.50%	06/01/2043	830	869,791

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,820	1,613,073

				2,482,864

Wisconsin–4.92%
Public Finance Authority;
Series 2025, RB (k)	5.75%	12/31/2065	865	846,345

Series 2025, RB (k)	6.50%	12/31/2065	2,575	2,710,308

Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI) (f)(j)	0.00%	12/15/2050	6,645	1,808,657

Series 2020, RB (INS - AGI) (f)(j)	0.00%	12/15/2060	20,110	3,164,471

Series 2022, RB (e)	5.25%	12/15/2061	1,735	1,600,805

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,850	2,367,228

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,555	2,323,550

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,565	1,246,484

Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	640	644,608

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (e)	6.75%	08/01/2031	640	492,800

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB (e)	6.13%	02/01/2050	425	400,663

Series 2022 A, RB (e)	6.13%	02/01/2050	460	433,129

Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	630	599,769

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	665	299,250

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,737,563

Series 2018 A, RB	5.35%	12/01/2045	1,710	1,714,528

Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB (e)	5.63%	12/15/2030	964	965,547

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	895,436

Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,475	2,425,246

				26,676,387

Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGI) (f)	4.00%	06/01/2044	1,085	979,802

Total Municipal Obligations (Cost $877,117,541)				841,733,771

			Shares

Exchange-Traded Funds–0.14%
Invesco Rochester High Yield Municipal ETF (Cost $794,141) (q)			15,589	774,521

TOTAL INVESTMENTS IN SECURITIES (r) –155.35% (Cost $877,911,682)				842,508,292

FLOATING RATE NOTE OBLIGATIONS–(19.57)%
Notes with interest and fee rates ranging from 3.25% to 6.35% at 08/31/2025 and contractual maturities of collateral ranging from 05/01/2039 to 05/15/2062 (See Note 1K) (s)				(106,120,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(42.83)%				(232,264,633)

OTHER ASSETS LESS LIABILITIES–7.05%				38,212,798

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$542,336,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Trust for Investment Grade Municipals

Investment Abbreviations:
AGI	- Assured Guaranty, Inc.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
Ctfs.	- Certificates
ETF	- Exchange-Traded Fund
FHLMC	- Federal Home Loan Mortgage Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
VRD	- Variable Rate Demand
Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2025 was $3,666,629, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at August 31, 2025 was $5,541,730, which represented 1.02% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $43,728,019, which represented 8.06% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1K.
(h)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Zero coupon bond issued at a discount.
(k)	Security subject to the alternative minimum tax.
(l)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $22,708,190. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(p)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2025	Dividend Income

Invesco Rochester High Yield Municipal ETF	$804,361	$-	$-	$(29,840)	$-	$774,521	$18,998

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.47%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the Trust’s investments with a value of $144,633,581 are held by TOB Trusts and serve as collateral for the $106,120,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Trust for Investment Grade Municipals

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2025

Revenue Bonds	84.45%

General Obligation Bonds	12.08

Other	3.44

Pre-Refunded Bonds	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Trust for Investment Grade Municipals

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $877,117,541)	$841,733,771

Investments in affiliates, at value (Cost $794,141)	774,521

Deposit with paying agent for VMTP Shares	50,016,274

Receivable for:
Investments sold	19,181,721

Interest	9,538,851

Investments matured, at value (Cost $412,619)	286,000

Investment for trustee deferred compensation and retirement plans	36,619

Total assets	921,567,757

Liabilities:
Floating rate note obligations	106,120,000

Variable rate muni term preferred shares ($0.01 par value, 2,323 shares issued with liquidation preference of $100,000 per share)	232,264,633

Payable for:
Investments purchased	21,985,062

Dividends	108,975

Amount due custodian	17,855,110

Accrued fees to affiliates	70,497

Accrued interest expense	699,967

Accrued trustees’ and officers’ fees and benefits	1,268

Accrued other operating expenses	89,169

Trustee deferred compensation and retirement plans	36,619

Total liabilities	379,231,300

Net assets applicable to common shares	$542,336,457

Net assets applicable to common shares consist of:
Shares of beneficial interest - common shares	$685,789,836

Distributable earnings (loss)	(143,453,379)

$542,336,457

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	54,231,968

Net asset value per common share	$10.00

Market value per common share	$9.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Trust for Investment Grade Municipals

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)

Investment income:

Interest	$21,851,119

Dividends from affiliates	18,998

Total investment income	21,870,117

Expenses:
Advisory fees	2,380,010

Administrative services fees	41,238

Custodian fees	3,529

Interest, facilities and maintenance fees	6,813,065

Transfer agent fees	23,255

Trustees’ and officers’ fees and benefits	12,704

Registration and filing fees	25,183

Reports to shareholders	35,726

Professional services fees	53,608

Other	3,997

Total expenses	9,392,315

Less: Fees waived	(1,539)

Net expenses	9,390,776

Net investment income	12,479,341

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(2,260,087))	(6,958,466)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(41,729,297)

Affiliated investment securities	(29,840)

(41,759,137)

Net realized and unrealized gain (loss)	(48,717,603)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(36,238,262)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Trust for Investment Grade Municipals

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)

	August 31, 2025	February 28, 2025

Operations:
Net investment income	$12,479,341	$23,282,735

Net realized gain (loss)	(6,958,466)	(4,130,615)

Change in net unrealized appreciation (depreciation)	(41,759,137)	1,134,661

Net increase (decrease) in net assets resulting from operations applicable to common shares	(36,238,262)	20,286,781

Distributions to common shareholders from distributable earnings	(21,020,311)	(22,978,780)

Return of capital applicable to common shares	–	(14,864,287)

Total distributions	(21,020,311)	(37,843,067)

Net increase (decrease) in net assets applicable to common shares	(57,258,573)	(17,556,286)

Net assets applicable to common shares:
Beginning of period	599,595,030	617,151,316

End of period	$542,336,457	$599,595,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Trust for Investment Grade Municipals

Statement of Cash Flows
For the six months ended August 31, 2025
(Unaudited)

Cash provided by (used in) operating activities:

Net increase (decrease) in net assets resulting from operations applicable to common shares	$ (36,238,262)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:

Purchases of investments	(160,762,144)

Proceeds from sales of investments	171,534,930

Purchases of short-term investments, net	(27,694,131)

Amortization (accretion) of premiums and discounts, net	(396,630)

Net realized loss from investment securities	6,958,466

Net change in unrealized depreciation on investment securities	41,759,137

Change in operating assets and liabilities:

Decrease in receivables and other assets	150,669

Increase in accrued expenses and other payables	70,928

Net cash provided by (used in) operating activities	(4,617,037)

Cash provided by financing activities:

Increase in payable for amount due custodian	17,855,110

Dividends paid to common shareholders from distributable earnings	(21,042,535)

Proceeds from TOB Trusts	68,590,000

Repayment of TOB Trusts	(15,215,000)

Net cash provided by financing activities	50,187,575

Net increase in cash and cash equivalents	45,570,538

Cash and cash equivalents at beginning of period	4,445,736

Cash and cash equivalents at end of period	$ 50,016,274

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$ 6,775,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Trust for Investment Grade Municipals

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Year Ended	Year Ended		Years Ended
	August 31,		February 28,	February 29,		February 28,
	2025		2025	2024		2023	2022	2021

Net asset value per common share, beginning of period	$ 11.06		$ 11.38	$ 10.94		$ 13.20	$ 13.89	$ 14.39

Net investment income (a)	0.23		0.43	0.42		0.50	0.60	0.65

Net gains (losses) on securities (both realized and unrealized)	(0.90)		(0.05)	0.45		(2.21)	(0.64)	(0.53)

Total from investment operations	(0.67)		0.38	0.87		(1.71)	(0.04)	0.12

Less:
Dividends paid to common shareholders from net investment income	(0.39)		(0.43)	(0.42)		(0.51)	(0.65)	(0.62)

Return of capital	–		(0.27)	(0.01)		(0.04)	–	–

Total distributions	(0.39)		(0.70)	(0.43)		(0.55)	(0.65)	(0.62)

Net asset value per common share, end of period	$ 10.00		$ 11.06	$ 11.38		$ 10.94	$ 13.20	$ 13.89

Market value per common share, end of period	$ 9.54		$ 10.25	$ 9.85		$ 9.73	$ 12.16	$ 13.23

Total return at net asset value (b)	(5.90)%		4.02%	8.82	% (c)	(12.64)%	(0.37)%	1.42%

Total return at market value (d)	(3.13)%		11.38%	5.90%		(15.66)%	(3.64)%	7.35%

Net assets applicable to common shares, end of period (000’s omitted)	$542,336		$599,595	$617,151		$593,256	$715,756	$753,192

Portfolio turnover rate (e)	22%		11%	35%		40%	14%	20%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	3.34	% (f)	3.13%	3.49%		2.77%	1.55%	1.83%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.91	% (f)	0.94%	0.93%		0.98%	0.94%	0.97%

Without fee waivers and/or expense reimbursements	3.34	% (f)	3.13%	3.49%		2.77%	1.55%	1.83%

Ratio of net investment income to average net assets	4.44	% (f)	3.82%	3.78%		4.39%	4.25%	4.76%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$232,300		$232,300	$273,300		$273,300	$273,300	$273,300

Asset coverage per preferred share (g)	$333,464		$358,112	$325,815		$317,071	$361,894	$375,592

Liquidating preference per preferred share	$100,000		$100,000	$100,000		$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on October 4, 2023. Had the pay-in not been made the total return would have been 8.73%.
(d)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Trust for Investment Grade Municipals

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Trust for Investment Grade Municipals (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services - Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
- The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes -
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

26	Invesco Trust for Investment Grade Municipals

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
- Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates
- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

H.
Indemnifications
- Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Segment Reporting
- The Trust represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

J.
Cash and Cash Equivalents -
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K.
Floating Rate Note Obligations
- The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank
third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

27	Invesco Trust for Investment Grade Municipals

L.
Other Risks
- The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to any outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Trust in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $1,539.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2025, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees.
Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$ –	$841,228,118	$505,653	$841,733,771

Exchange-Traded Funds	774,521	–	–	774,521

Total Investments in Securities	774,521	841,228,118	505,653	842,508,292

Other Investments - Assets

Investments Matured	–	286,000	–	286,000

Total Investments	$774,521	$841,514,118	$505,653	$842,794,292

28	Invesco Trust for Investment Grade Municipals

NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule
17a-7
of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule
17a-7.
Pursuant to these procedures, for the six months ended August 31, 2025, the Trust engaged in securities purchases of $88,108,816 and securities sales of $67,279,733, which resulted in net realized gains (losses) of $(2,260,087).
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “
Trustees’ and Officers’ Fees and Benefits
” includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $69,917,857 and 6.36%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.
Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2025, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$43,159,455	$47,567,172	$90,726,627

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2025 was $178,873,852 and $190,710,494, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$6,821,054

Aggregate unrealized (depreciation) of investments	(44,025,065)

Net unrealized appreciation (depreciation) of investments	$(37,204,011)

Cost of investments for tax purposes is $879,998,303.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2025	2025

Beginning shares	54,231,968	54,231,968

Shares issued through dividend reinvestment	–	–

Ending shares	54,231,968	54,231,968

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

29	Invesco Trust for Investment Grade Municipals

NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series
2015/6-VGM
VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2025, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/08/2012	2,323	12/01/2027	06/01/2024

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date, unless earlier redeemed, repurchased or extended, and are considered debt for financial reporting purposes. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2025, the dividend rate is equal to the SIFMA Index plus a spread of 1.23%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2025 were $232,300,000 and 3.90%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shares. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end,
the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as
Accrued interest expense
on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2025:

Declaration Date	Amount per Share	Record Date	Payable Date

September 2, 2025	$0.0646	September 16, 2025	September 30, 2025

October 1, 2025	$0.0646	October 16, 2025	October 31, 2025

NOTE 12–Subsequent Event
On July 28, 2025, the Board of Trustees of the Trust approved the following changes to the VMTP Shares.
On September 4, 2025, the Trust redeemed 500 Series
2015/6-VGM
VMTP Shares, with a liquidation preference of $100,000 per share, and paid holders of the VMTP shares of record as of September 3, 2025, the redemption price, including accumulated but unpaid dividends, on such date, in connection with the partial redemption.

30	Invesco Trust for Investment Grade Municipals

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Invesco Trust for Investment Grade Municipals (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
 As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June
16-18,
2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
 The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). he Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. s a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the performance of the index for the three and five year periods. The Board recognized that the performance

31	Invesco Trust for Investment Grade Municipals

data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board noted that Invesco Advisers and the Affiliated
Sub-Advisers
do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.
 *Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

32	Invesco Trust for Investment Grade Municipals

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Trust For Investment Grade Municipals (the “Fund”) was held on August 12, 2025. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld

(1).	Cynthia Hostetler	38,439,970.46	5,990,324.62
	Eli Jones	38,546,854.63	5,883,440.44
	Daniel S. Vandivort	38,566,075.63	5,864,219.00
	James “Jim” Liddy	38,537,093.63	5,893,201.00
(2).	Prema Mathai-Davis	2,323.00	0.00

33	Invesco Trust for Investment Grade Municipals

(This page intentionally left blank)

(This page intentionally left blank)

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at
invesco.com/corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06471	VK-CE-IGMUNI-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Trust for Investment Grade Municipals

By:	/s/ Glenn Brightman

Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman

Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 7, 2025

By:	/s/ Adrien Deberghes

Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 7, 2025